Short-term Bank Loans	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Short-term Bank Loans

9. Short-term Bank Loans

As of June 30, 2026 and December 31, 2025, short-term bank loans consisted of the following:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Trade financing	$1,388,443	$1,215,217
Issuance of commercial paper	3,000,000	3,000,000
	$4,388,443	$4,215,217

On July 11, 2024, a financial institution in Singapore, granted the Group banking facilities for 12 months through July 2025, and subsequently on 18 June 2026, extended the banking facilities for 12 months through July 2027, comprising (i) a trade financing facility of US$3,000,000, with an interest rate of 1.65% per annum over the bank’s cost of funds and a financing period of up to 45 days for supplier invoices, and (ii) a foreign exchange facility of US$2,000,000, with a maximum tenor of 3 months. As of June 30, 2026 and December 31, 2025, only the trade financing facilities were drawn down, with an outstanding balance of $1,388,443 and $1,215,217, respectively. The outstanding as of December 31, 2025 and June 30, 2026 were fully repaid on January 16, 2026 and August 4, 2026, respectively. The banking facilities were guaranteed by the Company’s Chief Executive Officer.

On April 17, 2026, the Group completed the offering of its 3M USD Commercial Paper Series 004, successfully raising $3,000,000, at an interest rate of 6.25% per annum for a tenor of 3 months on ADDX, a private market platform regulated by the Monetary Authority of Singapore. The outstanding as of June 30, 2026 was fully repaid on July 17, 2026.

No other significant covenants were noted in the Group’s banking facilities.

For the six months ended June 30, 2026 and 2025, the weighted average annual interest rates for the short-term bank loans were approximately 5.51% and 6.14% per annum, respectively. Interest expenses for the six months ended June 30, 2026 and 2025, were $124,005 and $33,415, respectively and relate solely to trade financing arrangements and the issuance of commercial paper.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025